INCOME TAXES (Details) - USD ($)	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,098,000	$ 817,000	$ 182,500
Valuation allowance	(1,098,000)	(817,000)	(182,500)
Total deferred tax assets	$ 0	$ 0	$ 0